Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	The UBS Funds
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 10, 2022
Document Effective Date	Jan. 10, 2022
Prospectus Date	Oct. 28, 2021
UBS Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	UMBAX
UBS Municipal Bond Fund | Class P
Prospectus:
Trading Symbol	UMBPX